Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Operating Lease Right-of-use Assets and Lease Liabilities

The following table represents the operating lease right-of-use assets and lease liabilities as of June 30, 2026 and December 31, 2025:

	June 30,	December 31,
	2026	2025
	(unaudited)
Leases
Assets:
Operating lease right-of-use assets, net	$93,806	$132,606

Liabilities:
Current
Lease liabilities	$89,414	$80,412
Non-current
Lease liabilities	10,196	53,350
Total lease liabilities	$99,610	$133,762

Other lease information is as follow:

Weighted-average remaining lease term (years):	June 30, 2026
Operating leases – office space	1.08 years

Weighted-average discount rate:
Operating leases	4.8%

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the periods presented.

	June 30, 2026	June 30, 2025
	(unaudited)	(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$34,152	$—

Schedule of Maturity of Lease Liabilities

The following table represents the maturity of lease liabilities, by lease classification, as of June 30, 2026.

Years ending December 31,	Total
2026	$46,107
2027	56,354
Total operating lease payments	102,461
Less: imputed interest	(2,851)
Present value of operating lease liabilities	$99,610